Consolidated and Combined Balance Sheets (Parenthetical) (USD $) In Millions, except Share data, unless otherwise specified	Dec. 28, 2012	Sep. 28, 2012	Sep. 30, 2011
Allowance for doubtful accounts	$ 25	$ 25	$ 23
Allocated debt		$ 0	$ 1,482
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	1,000,000,000	1,000,000,000
Common stock, shares issued	232,783,101	231,094,332
Common stock, shares outstanding	232,783,101	231,094,332